Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Revenue by Product Category
The Company groups its products into three categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Mobile Storage	441,700	532,682	910,569
Mobile Communications	10,356	—	—
Others	5,197	6,839	11,531

	457,253	539,521	922,100

Revenue by Geographic Area
Revenue is attributed to a geographic area based on the
bill-to
location and is summarized as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Taiwan	77,117	95,023	159,575
United States	63,432	42,099	53,517
Korea	52,885	24,261	21,569
China	123,261	154,789	286,605
Malaysia	50,663	46,319	73,264
Singapore	45,032	97,813	219,214
Others	44,863	79,217	108,356

	457,253	539,521	922,100

Major customers representing at least 10% of net sales
Major customers representing at least 10% of net sales are as follows:

	Year Ended December 31
	2019		2020		2021
	US$	%	US$	%	US$	%
Intel	75,608	16	*	*	94,781	10
Micron	67,682	15	127,708	24	243,204	26

*	Less than 10%

Long-Lived Assets (Property and Equipment, Net) by Geographic Area
Long-lived assets (property and equipment, net) by geographic area are as follows:

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Taiwan	94,996	102,420	111,341
China	3,117	2,770	12,518
Others	375	306	619

	98,488	105,496	124,478